Finance Expense - Summary of Finance Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Disclosure of finance expense [abstract]
Interest expense - environmental rehabilitation	$ (12.1)	$ (10.7)	$ (11.7)
Unwinding of discount on silicosis settlement costs	(0.9)	0.0	0.0
Interest expense - borrowings	(91.2)	(82.5)	(87.8)
Borrowing costs capitalised	22.9	15.1	16.6
Total finance expense	$ (81.3)	$ (78.1)	$ (82.9)

[1]	As Restated - Refer note 40 for further details.